FAIR VALUE MEASUREMENTS - Monte Carlo Simulation for the fair value (Details) - ROMAN DBDR TECH ACQUISITION CORP.	Sep. 30, 2021	Dec. 31, 2020	Nov. 05, 2020
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	1.02	0.37	0.36
Expected term (years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	5.21	5.05	5.00
Expected volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	21.6	18.5	20.0
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	11.50	11.50	11.50
Fair value of Units
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	1.61	10.11	9.48